Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Aggregate amount	¥ 352,789	¥ 304,254	¥ 274,756
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 260	¥ 220	¥ 200
Aggregate amount	¥ 348,177	¥ 301,627	¥ 274,127